Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
Value Strategies Portfolio
March 31, 2022
VIPVS-NPRT1-0522
1.799889.118
Common Stocks - 96.6%
	Shares	Value ($)
COMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 0.4%
Liberty Global PLC Class C (a)	132,200	3,425,302
Interactive Media & Services - 0.7%
Ziff Davis, Inc. (a)	54,600	5,284,188
Media - 1.7%
Interpublic Group of Companies, Inc.	192,500	6,824,125
Nexstar Broadcasting Group, Inc. Class A	32,600	6,144,448
		12,968,573
TOTAL COMMUNICATION SERVICES		21,678,063
CONSUMER DISCRETIONARY - 9.7%
Auto Components - 0.7%
Adient PLC (a)	135,600	5,528,412
Diversified Consumer Services - 1.4%
Adtalem Global Education, Inc. (a)	227,511	6,759,352
Laureate Education, Inc. Class A	324,618	3,846,723
		10,606,075
Hotels, Restaurants & Leisure - 0.9%
Caesars Entertainment, Inc. (a)	94,400	7,302,784
Household Durables - 1.4%
Mohawk Industries, Inc. (a)	52,302	6,495,908
Taylor Morrison Home Corp. (a)	162,400	4,420,528
		10,916,436
Internet & Direct Marketing Retail - 0.8%
eBay, Inc.	109,800	6,287,148
Multiline Retail - 2.4%
Dollar Tree, Inc. (a)	75,900	12,155,385
Nordstrom, Inc. (b)	238,600	6,468,446
		18,623,831
Specialty Retail - 2.1%
Gap, Inc. (b)	323,200	4,550,656
Rent-A-Center, Inc.	156,600	3,944,754
Sally Beauty Holdings, Inc. (a)(b)	255,900	3,999,717
Victoria's Secret & Co. (a)	67,800	3,482,208
		15,977,335
TOTAL CONSUMER DISCRETIONARY		75,242,021
CONSUMER STAPLES - 4.5%
Beverages - 0.8%
Primo Water Corp. (b)	434,000	6,184,500
Food & Staples Retailing - 1.1%
U.S. Foods Holding Corp. (a)	221,300	8,327,519
Food Products - 1.9%
Bunge Ltd.	34,000	3,767,540
Darling Ingredients, Inc. (a)	133,863	10,759,908
		14,527,448
Tobacco - 0.7%
Altria Group, Inc.	104,900	5,481,025
TOTAL CONSUMER STAPLES		34,520,492
ENERGY - 9.1%
Energy Equipment & Services - 1.0%
Liberty Oilfield Services, Inc. Class A (a)(b)	536,404	7,949,507
Oil, Gas & Consumable Fuels - 8.1%
Canadian Natural Resources Ltd.	390,000	24,149,024
Cheniere Energy, Inc.	109,100	15,126,715
Hess Corp.	143,200	15,328,128
Tourmaline Oil Corp.	171,100	7,883,342
		62,487,209
TOTAL ENERGY		70,436,716
FINANCIALS - 15.0%
Banks - 2.6%
East West Bancorp, Inc.	68,100	5,381,262
First Citizens Bancshares, Inc.	10,100	6,722,560
Signature Bank	26,200	7,689,438
		19,793,260
Capital Markets - 3.8%
Ameriprise Financial, Inc.	39,700	11,924,292
Lazard Ltd. Class A	180,214	6,217,383
LPL Financial	59,500	10,869,460
		29,011,135
Consumer Finance - 1.9%
OneMain Holdings, Inc.	155,400	7,367,514
SLM Corp.	412,200	7,567,992
		14,935,506
Diversified Financial Services - 0.4%
Apollo Global Management, Inc.	54,100	3,353,659
Insurance - 6.3%
American Financial Group, Inc.	68,500	9,974,970
Arch Capital Group Ltd. (a)	232,200	11,243,124
Assurant, Inc.	56,000	10,182,480
Reinsurance Group of America, Inc.	52,005	5,692,467
The Travelers Companies, Inc.	65,800	12,023,634
		49,116,675
TOTAL FINANCIALS		116,210,235
HEALTH CARE - 6.8%
Biotechnology - 0.9%
United Therapeutics Corp. (a)	40,200	7,212,282
Health Care Providers & Services - 4.6%
Centene Corp. (a)	134,400	11,315,136
Cigna Corp.	69,500	16,652,895
Laboratory Corp. of America Holdings	28,200	7,435,212
		35,403,243
Pharmaceuticals - 1.3%
Jazz Pharmaceuticals PLC (a)	63,900	9,947,313
TOTAL HEALTH CARE		52,562,838
INDUSTRIALS - 18.2%
Aerospace & Defense - 1.1%
Curtiss-Wright Corp.	55,500	8,333,880
Air Freight & Logistics - 0.9%
FedEx Corp.	29,500	6,826,005
Building Products - 2.5%
Builders FirstSource, Inc. (a)	194,100	12,527,214
Jeld-Wen Holding, Inc. (a)	326,800	6,627,504
		19,154,718
Commercial Services & Supplies - 0.8%
The Brink's Co.	96,200	6,541,600
Construction & Engineering - 3.5%
Fluor Corp. (a)(b)	342,900	9,837,801
MDU Resources Group, Inc.	274,000	7,302,100
Willscot Mobile Mini Holdings (a)	252,900	9,895,977
		27,035,878
Machinery - 2.2%
Allison Transmission Holdings, Inc.	197,400	7,749,924
Crane Co.	88,300	9,561,124
		17,311,048
Marine - 1.0%
Kirby Corp. (a)	109,400	7,897,586
Professional Services - 1.9%
KBR, Inc.	124,800	6,830,304
Manpower, Inc.	83,900	7,879,888
		14,710,192
Road & Rail - 2.0%
Ryder System, Inc. (b)	60,600	4,807,398
TFI International, Inc. (Canada)	65,800	7,008,175
XPO Logistics, Inc. (a)	55,100	4,011,280
		15,826,853
Trading Companies & Distributors - 2.3%
Beacon Roofing Supply, Inc. (a)	146,900	8,708,232
Univar Solutions, Inc. (a)	271,600	8,729,224
		17,437,456
TOTAL INDUSTRIALS		141,075,216
INFORMATION TECHNOLOGY - 5.2%
Electronic Equipment & Components - 1.1%
Flex Ltd. (a)	459,200	8,518,160
IT Services - 1.8%
DXC Technology Co. (a)	165,500	5,400,265
Unisys Corp. (a)(b)	421,177	9,101,635
		14,501,900
Software - 2.3%
NCR Corp. (a)(b)	179,900	7,230,181
SS&C Technologies Holdings, Inc.	138,600	10,397,772
		17,627,953
TOTAL INFORMATION TECHNOLOGY		40,648,013
MATERIALS - 7.7%
Chemicals - 3.2%
Axalta Coating Systems Ltd. (a)	332,000	8,160,560
Eastman Chemical Co.	41,900	4,695,314
Olin Corp.	131,201	6,859,188
Tronox Holdings PLC	266,200	5,268,098
		24,983,160
Construction Materials - 0.6%
Eagle Materials, Inc.	35,100	4,505,436
Containers & Packaging - 2.6%
Berry Global Group, Inc. (a)	112,400	6,514,704
Crown Holdings, Inc.	59,700	7,467,873
O-I Glass, Inc. (a)	445,800	5,875,644
		19,858,221
Metals & Mining - 1.3%
Arconic Corp. (a)(b)	185,100	4,742,262
Constellium NV (a)	288,900	5,200,200
		9,942,462
TOTAL MATERIALS		59,289,279
REAL ESTATE - 9.6%
Equity Real Estate Investment Trusts (REITs) - 7.5%
American Tower Corp.	33,600	8,440,992
CubeSmart	299,400	15,577,782
Equinix, Inc.	14,200	10,531,004
Equity Lifestyle Properties, Inc.	186,700	14,278,816
Ventas, Inc.	152,300	9,406,048
		58,234,642
Real Estate Management & Development - 2.1%
Cushman & Wakefield PLC (a)	771,500	15,823,465
TOTAL REAL ESTATE		74,058,107
UTILITIES - 8.0%
Electric Utilities - 5.9%
Constellation Energy Corp.	50,533	2,842,481
Edison International	193,300	13,550,330
Exelon Corp.	151,600	7,220,708
FirstEnergy Corp.	256,500	11,763,090
PG&E Corp. (a)	870,500	10,393,770
		45,770,379
Independent Power and Renewable Electricity Producers - 2.1%
The AES Corp.	441,600	11,362,368
Vistra Corp.	193,000	4,487,250
		15,849,618
TOTAL UTILITIES		61,619,997
TOTAL COMMON STOCKS (Cost $572,284,276)		747,340,977

Money Market Funds - 6.8%
	Shares	Value ($)
Fidelity Cash Central Fund 0.31% (c)	28,187,575	28,193,212
Fidelity Securities Lending Cash Central Fund 0.31% (c)(d)	24,269,190	24,271,617
TOTAL MONEY MARKET FUNDS (Cost $52,464,829)		52,464,829

TOTAL INVESTMENT IN SECURITIES - 103.4% (Cost $624,749,105)	799,805,806
NET OTHER ASSETS (LIABILITIES) - (3.4)%	(26,475,538)
NET ASSETS - 100.0%	773,330,268

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.31%	13,966,133	78,264,742	64,037,663	2,611	-	-	28,193,212	0.1%
Fidelity Securities Lending Cash Central Fund 0.31%	17,801,767	103,464,283	96,994,433	7,395	-	-	24,271,617	0.1%
Total	31,767,900	181,729,025	161,032,096	10,006	-	-	52,464,829

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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